Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom Income® Portfolio
March 31, 2022
VIPIFFINC-NPRT1-0522
1.830283.116
Domestic Equity Funds - 6.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	21,301	1,027,133
VIP Equity-Income Portfolio Investor Class (a)	42,242	1,083,499
VIP Growth & Income Portfolio Investor Class (a)	47,145	1,232,358
VIP Growth Portfolio Investor Class (a)	11,724	1,057,029
VIP Mid Cap Portfolio Investor Class (a)	8,030	300,384
VIP Value Portfolio Investor Class (a)	43,384	796,100
VIP Value Strategies Portfolio Investor Class (a)	23,995	388,959
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,324,384)		5,885,462

International Equity Funds - 14.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	570,474	6,235,278
VIP Overseas Portfolio Investor Class (a)	271,629	6,847,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,872,406)		13,083,049

Bond Funds - 59.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,342,640	14,527,360
Fidelity International Bond Index Fund (a)	197,189	1,877,240
Fidelity Long-Term Treasury Bond Index Fund (a)	185,251	2,441,612
VIP High Income Portfolio Investor Class (a)	307,796	1,545,135
VIP Investment Grade Bond Portfolio Investor Class (a)	2,904,788	34,654,123
TOTAL BOND FUNDS (Cost $56,639,072)		55,045,470

Short-Term Funds - 20.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $19,158,910)	19,158,910	19,158,910

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $89,994,772)	93,172,891
NET OTHER ASSETS (LIABILITIES) - 0.0%	135
NET ASSETS - 100.0%	93,173,026

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,893,005	1,409,803	1,326,236	-	(36,253)	(412,959)	14,527,360
Fidelity International Bond Index Fund	1,533,905	576,497	148,505	102	(5,025)	(79,632)	1,877,240
Fidelity Long-Term Treasury Bond Index Fund	2,840,989	261,532	357,512	13,964	(34,953)	(268,444)	2,441,612
VIP Contrafund Portfolio Investor Class	1,224,565	144,267	206,487	11,510	(14,897)	(120,315)	1,027,133
VIP Emerging Markets Portfolio Investor Class	6,950,320	848,561	713,820	-	(43,036)	(806,747)	6,235,278
VIP Equity-Income Portfolio Investor Class	1,295,195	125,292	318,230	1,650	13,215	(31,973)	1,083,499
VIP Government Money Market Portfolio Investor Class 0.06%	20,946,846	942,988	2,730,924	851	-	-	19,158,910
VIP Growth & Income Portfolio Investor Class	1,474,368	145,353	389,801	2,844	62,709	(60,271)	1,232,358
VIP Growth Portfolio Investor Class	1,252,318	191,758	238,763	58,774	(23,086)	(125,198)	1,057,029
VIP High Income Portfolio Investor Class	2,042,784	28,104	443,249	786	(35,574)	(46,930)	1,545,135
VIP Investment Grade Bond Portfolio Investor Class	39,134,218	2,759,652	3,285,758	1,811,764	(162,142)	(3,791,847)	34,654,123
VIP Mid Cap Portfolio Investor Class	359,298	37,067	64,881	8,353	(5,375)	(25,725)	300,384
VIP Overseas Portfolio Investor Class	7,064,767	1,100,318	334,354	54,845	(27,221)	(955,739)	6,847,771
VIP Value Portfolio Investor Class	949,105	98,294	253,539	12,363	15,593	(13,353)	796,100
VIP Value Strategies Portfolio Investor Class	465,198	38,468	111,814	3,980	11,964	(14,857)	388,959
	102,426,881	8,707,954	10,923,873	1,981,786	(284,081)	(6,753,990)	93,172,891

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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